Warrants (Details Narrative) (10K) - USD ($)						12 Months Ended
	Jun. 14, 2019	Jun. 11, 2019	May 31, 2019	Mar. 12, 2019	Jan. 03, 2019	Dec. 31, 2019	Feb. 25, 2020	May 30, 2018
Number of warrants to purchase shares of common stock							82,279
Warrants exercise price								$ 6.00
Stock price							$ 0.70
Initial Public Offering [Member] | Placement Agent [Member]
Warrant term				5 years
Number of warrants to purchase shares of common stock	180,781			188,108
Warrants exercise price	$ 1.284			$ 1.50
Placement agent's entitlement description	A warrant to purchase such number of shares of the Company's common stock equal to 5% of the total shares of common stock sold in the Public Offering or 180,781 shares.			A warrant to purchase such number of shares of the Company's common stock equal to 8% of the total shares of common stock sold in the Offering or 188,108 shares.
DFC Advisory Services LLC [Member] | Warrants [Member]
Number of warrants to purchase shares of common stock			50,000
Warrants exercise price			$ 2.00
Grant date value warrant			$ 20,500
Stock price			$ 1.90
Risk free interest rate			1.93%
Expected term			2 years 6 months
Expected volatility			35.10%
Annual rate of quarterly dividends			0.00%
Alere Agreement [Member]
Fair value forfeited		$ 7,000				$ 7,000
Alere Agreement [Member] | Warrants [Member]
Number of unvested warrants, forfeited		17,500
Alere Agreement [Member] | Alere Financial Partners [Member]
Warrant agreement term, description					The Alere Agreement is on a month to month basis that can be cancelled by either party with thirty (30) days advance notice.
Payment for monthly fee					$ 7,500
Warrant term					5 years
Number of warrants to purchase shares of common stock					35,000
Warrants exercise price					$ 1.59
Grant date value warrant					$ 14,000
Stock price					$ 1.59
Risk free interest rate					2.46%
Expected term					2 years 9 months 18 days
Expected volatility					34.40%
Annual rate of quarterly dividends					0.00%
Alere Agreement [Member] | Alere Financial Partners [Member] | Warrants [Member]
Vesting period					12 months
Boxer Settlement Agreement [Member] | Warrants [Member]
Number of warrants to purchase shares of common stock			150,000
Warrants exercise price			$ 6.00
Grant date value warrant			$ 3,000
Stock price			$ 1.90
Risk free interest rate			1.93%
Expected term			2 years 6 months
Expected volatility			35.10%
Annual rate of quarterly dividends			0.00%